CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 1,628	$ 992
Trade receivables (net of allowance for doubtful accounts of $ 227 and $170 at December 31, 2019 and December 31, 2018, respectively)	7,480	5,682
Inventories	3,735	3,611
Other accounts receivable and prepaid expenses	675	1,160
Total current assets	13,518	11,445
LONG-TERM ASSETS:
Severance pay fund	60	53
Long term prepaid expenses		39
Operating lease right-of-use assets	2,490
Total long-term assets	2,550	92
PROPERTY AND EQUIPMENT, NET	6,761	6,623
Total assets	22,829	18,160
CURRENT LIABILITIES:
Short-term credit and current maturities of long-term debt	2,120	6,606
Short-term credit from related party	3,472	2,668
Trade payables	4,673	4,108
Other accounts payable and accrued expenses	3,118	3,377
Short-term operating lease liabilities	1,383
Total current liabilities	14,766	16,759
LONG-TERM LIABILITIES:
Long-term debt, excluding current maturities	387	308
Accrued severance pay	268	211
Deferred tax liabilities	45
Long-term operating lease liabilities	1,094
Total long-term liabilities	1,794	519
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 3.0 par value - Authorized: 10,000,000 shares at December 31, 2019 and December 31, 2018; Issued and outstanding: 4,380,268 and 2,028,552 shares at December 31, 2019 and December 31, 2018, respectively	3,964	1,985
Additional paid-in capital	18,583	17,270
Foreign currency translation adjustments	2,479	2,340
Capital reserves	963	800
Accumulated deficit	(19,720)	(21,513)
Total shareholders' equity	6,269	882
Total liabilities and shareholders' equity	$ 22,829	$ 18,160